Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN FUND ALLOCATOR SERIES
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The highest level of long-term total return that is consistent with an acceptable level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 67 in the Fund's Prospectus and under “Buying and Selling Shares” on page 87 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)), including underlying funds managed by Franklin Templeton as well as those managed by unaffiliated investment managers. The Fund is designed for investors seeking the highest level of long-term total return that is consistent with an acceptable level of risk, which the investment manager believes is a moderate level of risk for this Fund. The Fund may be most appropriate for investors with an intermediate investment horizon, such as investors with an investment horizon of about five to ten years. However, regardless of an investor’s expected investment horizon or retirement date, an investor should also consider other factors, such as his or her risk tolerance, personal circumstances, and complete financial situation.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments. The Fund may have exposure to a wide variety of investments through the underlying funds including emerging or developing markets, equity securities in any market capitalization range and debt securities with varying credit ratings including bonds that are below investment grade (also known as “junk” bonds). Alternative investments include underlying funds that employ non-traditional or “alternative” strategies (such as long/short equity, long/short credit, relative value, event driven, global macro and risk premia (or alternative beta) strategies) and underlying funds that invest in alternative investments (such as commodities). In addition, these underlying funds may invest in a variety of instruments that would expose such funds to the equity, debt and commodities markets.

The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

The Fund will seek to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities (any cash or cash equivalent held by the Fund is attributable to the Fund's debt allocation). The Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and the investment manager’s strategic and tactical asset allocation views; however, the Fund’s equity, debt and alternative investments will typically be in the 45-65%, 35-55% and 0-5% range, respectively. Notwithstanding the foregoing, appreciation and/or depreciation in the value of the Fund’s investment in underlying funds representing various asset classes may cause the relative percentages to vary by more than 10%, and during adverse market conditions the investment manager may cause the relative percentages to be more than 10% more conservative than the typical asset mix at that time. This investment manager may use a variety of techniques to increase the Fund’s conservative allocation in this regard including by: increasing the Fund’s allocation to the debt asset class through the addition of underlying debt funds, using derivative instruments to increase the exposure of the Fund to the debt asset class, or by holding additional cash and cash equivalents in the Fund’s portfolio. The risk profile of underlying funds will be considered when determining allocations.

Risk control will be an integral part of the Fund’s investment process. Among other things, the investment manager will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. In evaluating the risk level of the underlying funds, the investment manager analyzes a number of factors, including without limitation: (a) relative and absolute performance, such as correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). When selecting equity funds for purchase or sale, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting debt funds for purchase or sale, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, the investment manager focuses primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund's net asset value typically reduces when the market falls (a lower correlation between these two factors, the better).

The Fund will typically invest no more than 50% of its net assets in Franklin Templeton ETFs and other Franklin Templeton funds. No more than 25% of the Fund’s assets may be invested in any one underlying fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Investing in Underlying Funds

Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Equity Funds

To the extent that the Fund invests in an underlying stock fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds

To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in ETFs

The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

The risks described below are the applicable principal risks of the Fund or an underlying fund. For purposes of the discussion below, "Fund" means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Alternative Investment Funds

Certain underlying funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument and such instruments often have risks similar to the underlying instrument, in addition to other risks. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows the Fund's performance for the most recent calendar year for Class A shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.nextstepfunds.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The bar chart shows the Fund's performance for the most recent calendar year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1'17	3.56%
Worst Quarter:	Q2'17	2.38%
As of June 30, 2018, the Fund's year-to-date return was -0.70%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>(figures reflect sales charges) For the periods ended December 31, 2017
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.75% that was in effect prior to September 10, 2018. Class A shares, however, currently are subject to a maximum front-end sales charge of 5.50% effective on September 10, 2018. If the maximum front-end sales charge of 5.50% was reflected, performance for Class A in the average annual total returns table would be higher.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.09%	[3],[4]
1 year	rr_ExpenseExampleYear01	$ 655
3 years	rr_ExpenseExampleYear03	1,012
5 years	rr_ExpenseExampleYear05	1,392
10 years	rr_ExpenseExampleYear10	$ 2,457
2017	rr_AnnualReturn2017	13.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2018, the Fund's year-to-date return was -0.70%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.38%
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.51%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.84%	[3],[4]
1 year	rr_ExpenseExampleYear01	$ 287
3 years	rr_ExpenseExampleYear03	718
5 years	rr_ExpenseExampleYear05	1,275
10 years	rr_ExpenseExampleYear10	2,795
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	718
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,795
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%	[3],[4]
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	411
5 years	rr_ExpenseExampleYear05	760
10 years	rr_ExpenseExampleYear10	$ 1,744
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin NextStep Moderate Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Return Before Taxes | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	13.60%
Since Inception	rr_AverageAnnualReturnSinceInception	12.90%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin NextStep Moderate Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin NextStep Moderate Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | S&P 500® Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	22.89%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	27.77%
Since Inception	rr_AverageAnnualReturnSinceInception	21.82%	[6]
Franklin Fund Allocator Series (NextStep) FAS5-08 | Franklin NextStep Moderate Fund | Bloomberg Barclays Multiverse ex-USD (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[6]

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.
[2]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses. If the prior period’s non-recurring expenses were included in the table above, the amounts stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and also do not include acquired fund fees and expenses.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed 0.35%, until September 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.
[5]	Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[6]	Since inception for Class A, February 5, 2016; Class C, February 5, 2016; Advisor Class, June 15, 2016.